General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
General and administrative expenses
in	2018	2017	2016
General and administrative expenses (CHF million)
Occupancy expenses	964	1,000	1,004
IT, machinery, etc.	1,174	1,156	1,166
Provisions and losses	425	698	3,009
Travel and entertainment	338	321	328
Professional services	1,803	2,446	2,984
Amortization and impairment of other intangible assets	9	9	8
Other [1]	1,085	1,015	1,191
General and administrative expenses	5,798	6,645	9,690
1
Includes pension-related expenses/(credits) of CHF (208) million, CHF (190) million and CHF (80) million in 2018, 2017 and 2016, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
in	2018		2017	2016
General and administrative expenses (CHF million)
Occupancy expenses	855		935	999
IT, machinery, etc.	926		1,005	1,160
Provisions and losses	433		697	3,009
Travel and entertainment	310		299	316
Professional services	2,991		3,019	2,966
Amortization and impairment of other intangible assets	9		9	8
Other	1,544	[1]	1,449	1,427
General and administrative expenses	7,068		7,413	9,885
1 Includes pension-related expenses/(credits) of CHF 32 million in 2018 relating to certain components of net periodic benefit costs for defined benefit plans.